April 4, 2022

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: BNY Mellon Strategic Funds, Inc. (the "Registrant")
-BNY Mellon Global Stock Fund
-BNY Mellon International Stock Fund
-BNY Mellon Select Managers Small Cap Value Fund
-BNY Mellon U.S. Equity Fund
(the "Funds")

 1933 Act File No.: 2-88816
 1940 Act File No.: 811-03940
 CIK No.: 0000737520

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectuses and Statement of Additional Information for the above-referenced Funds, that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 160 to the Registration Statement, electronically filed with the Securities and Exchange Commission on March 25, 2022.

Please address any comments or questions to my attention at (412) 236-3018.

Sincerely,

/s/ Nicole B. Evoy
Nicole B. Evoy
Analyst/Paralegal